Business, Liquidity and Summary of Significant Accounting Policies (Deferred Financing Fees and Other Assets) - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Unamortized deferred financing fees	$ 282,926	$ 467,357